Schedule of investments
Delaware Ivy VIP Pathfinder Moderately Aggressive
September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.80%
Fixed Income Funds — 25.38%
Delaware Ivy VIP Corporate Bond Class II	16,685,347	$ 72,581,261
Delaware Ivy VIP High Income Class I	979,003	2,721,628
Delaware Ivy VIP Limited-Term Bond Class II	12,296,425	56,317,626
		131,620,515
Global / International Equity Fund — 25.15%
Delaware Ivy VIP International Core Equity Class II	8,669,415	130,474,702
		130,474,702
US Equity Funds — 49.27%
Delaware Ivy VIP Core Equity Class II	5,842,890	66,375,234
Delaware Ivy VIP Growth Class II	7,577,695	66,380,608
Delaware Ivy VIP Mid Cap Growth Class I	3,089,880	27,561,731
Delaware Ivy VIP Small Cap Growth Class II	1,051,479	5,741,077
Delaware Ivy VIP Smid Cap Core Class II	2,464,303	25,160,531
Delaware Ivy VIP Value Class II	14,039,641	64,301,553
		255,520,734
Total Affiliated Mutual Funds (cost $654,482,780)		517,615,951

	Number of shares	Value (US $)

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	323,366	$ 323,366
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	323,366	323,366
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	323,366	323,366
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	323,367	323,367
Total Short-Term Investments (cost $1,293,465)		1,293,465

Total Value of Securities—100.05% (cost $655,776,245)		518,909,416
Liabilities Net of Receivables and Other Assets—(0.05%)		(276,060)
Net Assets Applicable to 147,893,671 Shares Outstanding—100.00%		$518,633,356
NQ- IV048 [0923] 1123 (3217165)    1